Revenue - Contract costs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Jan. 01, 2018
Capitalized Contract Cost [Line Items]
Contract with Customer, Liability	$ 20,800	$ 21,500	$ 20,800	$ 21,500	$ 26,400	$ 22,200
Contract with Customer, Liability	24,573		24,573		$ 30,108
Contract with Customer, Liability, Revenue Recognized	$ 20,300	$ 16,100	$ 26,400	$ 22,200